Summary of Significant Accounting Policies (Details Textual) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2020	Jul. 02, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Non-cancellable operating lease commitments	$ 104,851
Recognise right-of-use assets					$ 96,824
Recognise right-of-use lease liabilities					98,302
Net assets					1,479
Net current assets					$ 56,913
Net profit after tax will decrease				$ 1,532
Operating cash flows will increase and financing cash flows decrease	41,389
Corporate administrative costs		$ 222,973	$ 146,007
General and administrative expenses	496,983	555,996	457,676
Profit/(loss) for the year	(4,632,743)	(3,010,929)	(6,804,154)
Raw materials	225,765	198,585
Raw materials non-current	1,862,063	2,171,867
Other income R&D tax concession refund	531,005	1,849,123	1,575,315
HyperImmune Products [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Profit/(loss) for the year	843,062	573,942	384,700
HyperImmune Products [Member] | Previously Reported [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Profit/(loss) for the year		1,010,288
Unallocated [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Profit/(loss) for the year	$ (4,962,282)	(3,176,770)	(4,158,495)
Unallocated [Member] | Previously Reported [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Profit/(loss) for the year		$ (3,613,116)	(3,794,814)
Research and development [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Profit/(loss) for the year			(3,030,359)
Research and development [Member] | Previously Reported [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Profit/(loss) for the year			$ (3,394,040)
Bottom of Range [Member] | Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	2 years
Bottom of Range [Member] | Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years
Bottom of Range [Member] | Fixtures and fittings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years
Top of Range [Member] | Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
Top of Range [Member] | Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	15 years
Top of Range [Member] | Fixtures and fittings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	15 years